UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2016

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.5%
Bridgestone Corp.	100	$3,635	(a)
Compagnie Generale des Etablissements Michelin	26	2,391	(a)
Continental AG	12	2,506	(a)
Denso Corp.	100	4,340	(a)
Magna International Inc.	197	6,844
Sumitomo Electric Industries Ltd.	197	2,595	(a)
Valeo SA	16	2,078	(a)

Total Auto Components		24,389

Automobiles - 1.4%
Bayerische Motoren Werke AG	38	3,155	(a)
Daimler AG, Registered Shares	105	7,310	(a)
Ferrari NV	106	4,203	*
Fiat Chrysler Automobiles NV	1,063	7,493	(a)
Fuji Heavy Industries Ltd.	100	4,087	(a)
Honda Motor Co., Ltd.	200	5,421	(a)
Mazda Motor Corp.	98	1,780	(a)
Nissan Motor Co., Ltd.	400	3,967	(a)
Renault SA	25	2,118	(a)
Suzuki Motor Corp.	98	3,008	(a)
Toyota Motor Corp.	394	23,795	(a)

Total Automobiles		66,337

Distributors - 0.4%
Jardine Cycle & Carriage Ltd.	700	18,542	(a)

Hotels, Restaurants & Leisure - 2.2%
Aristocrat Leisure Ltd.	1,321	9,669	(a)
Compass Group PLC	195	3,361	(a)
Crown Resorts Ltd.	906	7,943	(a)
Flight Centre Travel Group Ltd.	146	4,077	(a)
Galaxy Entertainment Group Ltd.	4,000	12,655	(a)
Genting Singapore PLC	33,500	16,768	(a)
Melco Crown Entertainment Ltd., ADR	295	4,496
MGM China Holdings Ltd.	1,968	2,383	(a)
Restaurant Brands International Inc.	98	3,310
Sands China Ltd.	4,330	15,163	(a)
Shangri-La Asia Ltd.	1,968	1,844	(a)
SJM Holdings Ltd.	3,936	2,571	(a)
TABCORP Holdings Ltd.	2,056	6,749	(a)
Tatts Group Ltd.	3,598	10,737	(a)
Wynn Macau Ltd.	2,756	3,001	(a)

Total Hotels, Restaurants & Leisure		104,727

Household Durables - 0.6%
Electrolux AB, Class B Shares	187	4,061	(a)
Husqvarna AB, Class B Shares	406	2,573	(a)
Panasonic Corp.	400	3,745	(a)
Sekisui House Ltd.	197	3,096	(a)
Sony Corp.	197	4,714	(a)
Techtronic Industries Co., Ltd.	2,460	9,376	(a)

Total Household Durables		27,565

Internet & Catalog Retail - 0.0%
Rakuten Inc.	200	2,060	(a)

Media - 1.8%
Altice NV, Class A Shares	306	4,421	*(a)
Dentsu Inc.	98	5,194	(a)
ITV PLC	616	2,352	(a)
Publicis Groupe SA	37	2,239	(a)
REA Group Ltd.	141	5,317	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Media - (continued)
RELX NV	825	$13,805	(a)
RELX PLC	190	3,347	(a)
Shaw Communications Inc., Class B Shares	197	3,410
Singapore Press Holdings Ltd.	8,759	21,866	(a)
Sky PLC	153	2,371	(a)
Thomson Reuters Corp.	98	3,666
Vivendi	152	3,307	(a)
Wolters Kluwer NV	255	8,681	(a)
WPP PLC	182	3,961	(a)

Total Media		83,937

Multiline Retail - 0.3%
Dollarama Inc.	98	5,258
Harvey Norman Holdings Ltd.	1,509	4,786	(a)
Next PLC	24	2,376	(a)

Total Multiline Retail		12,420

Specialty Retail - 1.2%
Dufry AG, Registered Shares	27	2,923	*(a)
Hennes & Mauritz AB, Class B Shares	707	23,123	(a)
Industria de Diseno Textil SA	924	30,316	(a)

Total Specialty Retail		56,362

Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	26	2,678	(a)
Compagnie Financiere Richemont SA, Registered Shares	230	14,943	(a)
Gildan Activewear Inc.	98	2,474
Kering SA	15	2,540	(a)
Li & Fung Ltd.	10,000	5,786	(a)
Luxottica Group SpA	197	12,194	(a)
LVMH Moet Hennessy Louis Vuitton SE	33	5,320	(a)
Swatch Group AG	15	5,136	(a)
Swatch Group AG, Registered Shares	37	2,456	(a)
Yue Yuen Industrial Holdings Ltd.	1,500	5,141	(a)

Total Textiles, Apparel & Luxury Goods		58,668

TOTAL CONSUMER DISCRETIONARY		455,007

CONSUMER STAPLES - 9.8%
Beverages - 1.6%
Anheuser-Busch InBev NV	222	27,955	(a)
Asahi Group Holdings Ltd.	300	9,641	(a)
Coca-Cola Amatil Ltd.	472	2,830	(a)
Diageo PLC	172	4,630	(a)
Heineken Holding NV	32	2,463	(a)
Heineken NV	60	5,218	(a)
Kirin Holdings Co., Ltd.	500	7,129	(a)
Pernod Ricard SA	43	5,046	(a)
SABMiller PLC	69	4,116	(a)
Suntory Beverage & Food Ltd.	100	4,633	(a)
Treasury Wine Estates Ltd.	567	3,673	(a)

Total Beverages		77,334

Food & Staples Retailing - 2.9%
Aeon Co., Ltd.	400	5,348	(a)
Alimentation Couche-Tard Inc., Class B Shares	394	17,150
Carrefour SA	118	3,363	(a)
Delhaize Group	31	3,258	(a)
Empire Co., Ltd., Class A Shares	197	3,724
FamilyMart Co., Ltd.	100	4,680	(a)
George Weston Ltd.	98	7,556
ICA Gruppen AB	95	3,361	(a)
Koninklijke Ahold NV	230	5,221	(a)
Loblaw Cos., Ltd.	197	9,252
Metro AG	112	3,166	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Food & Staples Retailing - (continued)
Metro Inc.	197	$5,823
Seven & I Holdings Co., Ltd.	492	21,878	(a)
Tesco PLC	1,143	2,831	*(a)
Wesfarmers Ltd.	818	24,656	(a)
Woolworths Ltd.	939	16,334	(a)

Total Food & Staples Retailing		137,601

Food Products - 2.3%
Associated British Foods PLC	51	2,302	(a)
CALBEE Inc.	98	4,079	(a)
Danone SA	113	7,793	(a)
Kerry Group PLC, Class A Shares	425	34,705	(a)
MEIJI Holdings Co., Ltd.	98	8,218	(a)
Nestle SA, Registered Shares	388	28,579	(a)
Nisshin Seifun Group Inc.	200	3,233	(a)
Nissin Food Holdings Co., Ltd.	100	5,105	(a)
Saputo Inc.	295	7,244
Toyo Suisan Kaisha Ltd.	98	3,390	(a)
Yakult Honsha Co., Ltd.	98	4,503	(a)

Total Food Products		109,151

Household Products - 0.8%
Henkel AG & Co. KGaA	59	5,430	(a)
Reckitt Benckiser Group PLC	45	4,015	(a)
Svenska Cellulosa AB SCA, Class B Shares	726	21,500	(a)
Unicharm Corp.	295	5,793	(a)

Total Household Products		36,738

Personal Products - 1.2%
Beiersdorf AG	60	5,540	(a)
Kao Corp.	300	16,098	(a)
L’Oreal SA	48	8,285	(a)
Shiseido Co., Ltd.	197	3,708	(a)
Unilever NV, CVA	438	19,534	(a)
Unilever PLC	95	4,181	(a)

Total Personal Products		57,346

Tobacco - 1.0%
British American Tobacco PLC	123	6,838	(a)
Imperial Brands PLC	62	3,359	(a)
Japan Tobacco Inc.	700	27,351	(a)
Swedish Match AB	237	8,428	(a)

Total Tobacco		45,976

TOTAL CONSUMER STAPLES		464,146

ENERGY - 5.9%
Energy Equipment & Services - 0.2%
Saipem SpA	299	186	*(a)
Technip SA	49	2,298	(a)
Tenaris SA	387	4,019	(a)

Total Energy Equipment & Services		6,503

Oil, Gas & Consumable Fuels - 5.7%
BG Group PLC	449	6,807	(a)
BP PLC	2,280	12,354	(a)
Caltex Australia Ltd.	261	6,932	(a)
Canadian Natural Resources Ltd.	197	4,217
Cenovus Energy Inc.	197	2,427
Enbridge Inc.	197	6,843
Eni SpA	1,971	28,679	(a)
Idemitsu Kosan Co., Ltd.	197	2,961	(a)
Imperial Oil Ltd.	98	3,005
Inpex Corp.	1,575	13,938	(a)
JX Holdings Inc.	3,641	13,871	(a)
Oil Search Ltd.	1,237	5,814	(a)
Origin Energy Ltd.	1,618	4,794	(a)
Pembina Pipeline Corp.	98	2,227

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Repsol SA	2,689	$28,005	(a)
Royal Dutch Shell PLC, Class A Shares	486	10,635	(a)
Royal Dutch Shell PLC, Class B Shares	308	6,735	(a)
Santos Ltd.	1,536	3,542	(a)
Showa Shell Sekiyu KK	394	3,214	(a)
Statoil ASA	2,481	34,458	(a)
Suncor Energy Inc.	295	6,987
TonenGeneral Sekiyu KK	1,000	8,177	(a)
Total SA	746	33,192	(a)
TransCanada Corp.	197	6,841
Woodside Petroleum Ltd.	676	13,615	(a)

Total Oil, Gas & Consumable Fuels		270,270

TOTAL ENERGY		276,773

FINANCIALS - 13.4%
Banks - 8.0%
Australia & New Zealand Banking Group Ltd.	297	5,144	(a)
Banca Intesa SpA	3,442	9,810	(a)
Banco Bilbao Vizcaya Argentaria SA	1,347	8,713	(a)
Banco de Sabadell SA	1,382	2,502	(a)
Banco Popolare Societa Cooperativa	179	1,664	*(a)
Banco Santander SA	3,099	13,384	(a)
Bank Hapoalim Ltd.	5,038	23,542	(a)
Bank Leumi Le-Israel	6,705	22,325	*(a)
Bank of Montreal	98	5,262
Bank of Nova Scotia	98	4,015
Barclays PLC	1,057	2,823	(a)
BNP Paribas SA	139	6,606	(a)
BOC Hong Kong Holdings Ltd.	1,000	2,634	(a)
CaixaBank SA	713	2,170	(a)
Canadian Imperial Bank of Commerce	98	6,383
Commerzbank AG	240	1,945	*(a)
Commonwealth Bank of Australia	167	9,398	(a)
Credit Agricole SA	211	2,109	(a)
Danske Bank A/S	941	25,303	(a)
DBS Group Holdings Ltd.	1,200	11,953	(a)
DNB ASA	1,705	20,681	(a)
Erste Group Bank AG	774	22,596	*(a)
Hang Seng Bank Ltd.	200	3,332	(a)
HSBC Holdings PLC	1,001	7,060	(a)
ING Group NV, CVA	1,528	17,638	(a)
KBC Groep NV	239	13,702	(a)
Lloyds Banking Group PLC	3,423	3,211	(a)
Mitsubishi UFJ Financial Group Inc.	2,000	10,307	(a)
Mizrahi Tefahot Bank Ltd.	695	7,836	(a)
Mizuho Financial Group Inc.	3,800	6,561	(a)
National Australia Bank Ltd.	269	5,327	(a)
Nordea Bank AB	707	7,095	(a)
Oversea-Chinese Banking Corp. Ltd.	2,067	11,587	(a)
Raiffeisen Bank International AG	348	4,413	*(a)
Resona Holdings Inc.	600	2,753	(a)

Royal Bank of Canada	98	5,075
Skandinaviska Enskilda Banken AB, Class A Shares	389	3,751	(a)
Societe Generale SA	100	3,826	(a)
Standard Chartered PLC	296	2,006	(a)
Sumitomo Mitsui Financial Group Inc.	200	6,716	(a)
Sumitomo Mitsui Trust Holdings Inc.	1,000	3,194	(a)
Svenska Handelsbanken AB, Class A Shares	359	4,510	(a)
Swedbank AB, Class A Shares	211	4,442	(a)
Toronto-Dominion Bank	197	7,474
UniCredit SpA	1,347	5,238	(a)
Unione di Banche Italiane SpA	359	1,683	(a)
United Overseas Bank Ltd.	886	11,335	(a)
Westpac Banking Corp.	331	7,307	(a)

Total Banks		378,341

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.5%
Credit Suisse Group AG, Registered Shares	246	$4,343	*(a)
Deutsche Bank AG, Registered Shares	197	3,485	(a)
Julius Baer Group Ltd.	54	2,291	*(a)
Macquarie Group Ltd.	43	2,221	(a)
Mediobanca SpA	258	2,068	(a)
Nomura Holdings Inc.	600	3,279	(a)
UBS Group AG, Registered Shares	470	7,760	(a)

Total Capital Markets		25,447

Diversified Financial Services - 0.6%
Deutsche Boerse AG	31	2,636	(a)
Groupe Bruxelles Lambert SA	77	5,842	(a)
Hong Kong Exchanges & Clearing Ltd.	300	6,673	(a)
Investment AB Kinnevik, Class B Shares	82	2,123	(a)
Investor AB, Class B Shares	74	2,470	(a)
Japan Exchange Group Inc.	197	2,794	(a)
ORIX Corp.	197	2,796	(a)
Singapore Exchange Ltd.	600	3,008	(a)

Total Diversified Financial Services		28,342

Insurance - 2.8%
AEGON NV	785	4,456	(a)
Ageas	195	7,912	(a)
AIA Group Ltd.	3,149	17,642	(a)
Allianz SE, Registered Shares	61	9,845	(a)
Assicurazioni Generali SpA	354	5,312	(a)
Aviva PLC	360	2,486	(a)
AXA SA	256	6,340	(a)
Dai-ichi Life Insurance Co., Ltd.	197	2,721	(a)
Gjensidige Forsikring ASA	362	5,765	(a)
Manulife Financial Corp.	197	2,738
MS&AD Insurance Group Holdings Inc.	98	2,659	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	24	4,597	(a)
NN Group NV	104	3,524	(a)
Prudential PLC	163	3,204	(a)
Sampo OYJ, Class A Shares	559	26,993	(a)
Sompo Japan Nipponkoa Holdings Inc.	98	2,905	(a)
Sun Life Financial Inc.	98	2,811
Swiss Re AG	54	5,015	(a)
Tokio Marine Holdings Inc.	100	3,578	(a)
Tryg A/S	228	4,347	(a)
Zurich Insurance Group AG	23	5,095	*(a)

Total Insurance		129,945

Real Estate Investment Trusts (REITs) - 0.5%
Ascendas Real Estate Investment Trust	1,700	2,765	(a)
CapitaLand Commercial Trust	2,559	2,348	(a)
CapitaLand Mall Trust	2,000	2,791	(a)
Link REIT	492	2,819	(a)
Scentre Group	820	2,544	(a)
Suntec Real Estate Investment Trust	2,559	2,862	(a)
Unibail-Rodamco SE	17	4,298	(a)
Westfield Corp.	357	2,546	(a)

Total Real Estate Investment Trusts (REITs)		22,973

Real Estate Management & Development - 1.0%
Azrieli Group Ltd.	173	6,148	(a)
Brookfield Asset Management Inc., Class A Shares	98	2,958
CapitaLand Ltd.	1,800	3,920	(a)
Cheung Kong Property Holdings Ltd.	492	2,663	(a)
City Developments Ltd.	500	2,460	(a)
Daiwa House Industry Co., Ltd.	100	2,826	(a)
Deutsche Wohnen AG	90	2,366	(a)
Global Logistic Properties Ltd.	2,263	2,717	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Management & Development - (continued)
Hang Lung Properties Ltd.	1,000	$1,850	(a)
Hongkong Land Holdings Ltd.	394	2,467	(a)
New World Development Co., Ltd.	3,000	2,419	(a)
Swire Pacific Ltd., Class A Shares	492	4,772	(a)
United Overseas Land Ltd.	590	2,337	(a)
Vonovia SE	81	2,462	(a)
Wharf Holdings Ltd.	984	4,566	(a)

Total Real Estate Management & Development		46,931

TOTAL FINANCIALS		631,979

HEALTH CARE - 10.3%
Biotechnology - 0.6%
CSL Ltd.	402	29,931	(a)

Health Care Equipment & Supplies - 1.0%
Cochlear Ltd.	52	3,478	(a)
Coloplast A/S, Class B Shares	61	5,027	(a)
Essilor International SA	54	6,710	(a)
Hoya Corp.	200	7,726	(a)
Olympus Corp.	197	7,676	(a)
Smith & Nephew PLC	170	2,832	(a)
Sysmex Corp.	98	6,305	(a)
Terumo Corp.	197	6,268	(a)

Total Health Care Equipment & Supplies		46,022

Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	98	1,824	(a)
Fresenius Medical Care AG & Co. KGaA	31	2,742	(a)
Fresenius SE & Co. KGaA	51	3,375	(a)
Healthscope Ltd.	1,595	2,511	(a)
Medipal Holdings Corp.	197	3,205	(a)
Miraca Holdings Inc.	100	4,115	(a)
Ramsay Health Care Ltd.	116	5,009	(a)
Sonic Healthcare Ltd.	330	4,322	(a)
Suzuken Co., Ltd.	98	3,399	(a)

Total Health Care Providers & Services		30,502

Health Care Technology - 0.1%
M3 Inc.	98	2,251	(a)

Pharmaceuticals - 7.9%
Astellas Pharma Inc.	1,181	16,374	(a)
AstraZeneca PLC	178	11,387	(a)
Bayer AG, Registered Shares	118	13,237	(a)
Chugai Pharmaceutical Co., Ltd.	100	3,060	(a)
Daiichi Sankyo Co., Ltd.	394	8,230	(a)
Eisai Co., Ltd.	100	6,037	(a)
GlaxoSmithKline PLC	667	13,740	(a)
Hisamitsu Pharmaceutical Co. Inc.	100	4,512	(a)
Merck KGaA	26	2,260	(a)
Mitsubishi Tanabe Pharma Corp.	197	3,236	(a)
Novartis AG, Registered Shares	167	12,954	(a)
Novo Nordisk A/S, Class B Shares	1,002	55,955	(a)
Ono Pharmaceutical Co., Ltd.	98	15,799	(a)
Otsuka Holdings Co., Ltd.	197	6,628	(a)
Roche Holding AG	52	13,528	(a)
Sanofi	303	25,442	(a)
Santen Pharmaceutical Co., Ltd.	197	3,139	(a)
Shionogi & Co., Ltd.	197	8,580	(a)
Shire PLC	87	4,880	(a)
Takeda Pharmaceutical Co., Ltd.	492	23,792	(a)
Teva Pharmaceutical Industries Ltd.	954	58,597	(a)

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Valeant Pharmaceuticals International Inc.	689	$63,446	*

Total Pharmaceuticals		374,813

TOTAL HEALTH CARE		483,519

INDUSTRIALS - 12.0%
Aerospace & Defense - 0.6%
Airbus Group SE	80	5,032	(a)
BAE Systems PLC	601	4,436	(a)
CAE Inc.	197	2,057
Finmeccanica SpA	444	5,286	*(a)
Rolls-Royce Holdings PLC	311	2,483	*(a)
Safran SA	41	2,675	(a)
Singapore Technologies Engineering Ltd.	3,700	7,517	(a)

Total Aerospace & Defense		29,486

Air Freight & Logistics - 0.2%
Deutsche Post AG, Registered Shares	206	4,980	(a)
TNT Express NV	656	5,595	(a)

Total Air Freight & Logistics		10,575

Airlines - 0.4%
Cathay Pacific Airways Ltd.	2,000	3,158	(a)
International Consolidated Airlines Group SA	710	5,487	(a)
Qantas Airways Ltd.	871	2,408	*(a)
Singapore Airlines Ltd.	1,181	9,197	(a)

Total Airlines		20,250

Building Products - 0.3%
Assa Abloy AB, Class B Shares	251	5,312	(a)
Compagnie de Saint-Gobain	79	3,278	(a)
Geberit AG, Registered Shares	15	5,317	(a)

Total Building Products		13,907

Commercial Services & Supplies - 0.6%
Brambles Ltd.	1,434	11,497	(a)
ISS A/S	229	8,096	(a)
Secom Co., Ltd.	98	6,836	(a)

Total Commercial Services & Supplies		26,429

Construction & Engineering - 0.6%
ACS, Actividades de Construccion y Servicios SA	170	4,344	(a)
Boskalis Westminster NV	121	4,781	(a)
CIMIC Group Ltd.	145	2,522	(a)
Ferrovial SA	363	7,998	(a)
Skanska AB, Class B Shares	129	2,482	(a)
SNC-Lavalin Group Inc.	98	2,802
Vinci SA	58	3,933	(a)

Total Construction & Engineering		28,862

Electrical Equipment - 0.9%
ABB Ltd., Registered Shares	592	10,252	*(a)
Legrand SA	43	2,369	(a)
Prysmian SpA	224	4,619	(a)
Schneider Electric SE	77	4,134	(a)
Vestas Wind Systems A/S	327	21,345	(a)

Total Electrical Equipment		42,719

Industrial Conglomerates - 2.3%
CK Hutchison Holdings Ltd.	3,500	43,588	(a)
Keppel Corp. Ltd.	3,346	11,906	(a)
Koninklijke Philips NV	1,237	32,909	(a)
NWS Holdings Ltd.	2,000	2,996	(a)
SembCorp Industries Ltd.	2,263	4,027	(a)
Siemens AG, Registered Shares	148	14,168	(a)

Total Industrial Conglomerates		109,594

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Machinery - 1.5%
Alfa Laval AB	137	$2,365	(a)
Atlas Copco AB, Class A Shares	166	3,563	(a)
Atlas Copco AB, Class B Shares	107	2,190	(a)
CNH Industrial NV	1,022	6,401	(a)
GEA Group AG	61	2,568	(a)
Komatsu Ltd.	200	2,970	(a)
Kone OYJ, Class B Shares	358	15,727	(a)
Metso OYJ	142	2,936	(a)
Mitsubishi Heavy Industries Ltd.	1,000	3,943	(a)
Sandvik AB	294	2,467	(a)
Schindler Holding AG	19	2,922	(a)
SembCorp Marine Ltd.	2,100	2,312	(a)
SKF AB, Class B Shares	151	2,311	(a)
Volvo AB, Class B Shares	391	3,567	(a)
Wartsila OYJ Abp	164	7,369	(a)
Yangzijiang Shipbuilding Holdings Ltd.	4,527	2,983	(a)
Zardoya Otis SA	214	2,268	(a)

Total Machinery		68,862

Marine - 0.5%
A.P. Moeller - Maersk A/S, Class A Shares	6	7,586	(a)
A.P. Moeller - Maersk A/S, Class B Shares	11	14,133	(a)
Kuehne & Nagel International AG, Registered Shares	24	3,181	(a)

Total Marine		24,900

Professional Services - 0.6%
Adecco SA, Registered Shares	51	3,148	*(a)
Capita PLC	157	2,646	(a)
Experian PLC	180	3,074	(a)
Randstad Holding NV	170	9,292	(a)
Seek Ltd.	330	3,409	(a)
SGS SA, Registered Shares	2	3,886	(a)

Total Professional Services		25,455

Road & Rail - 1.7%
Asciano Ltd.	580	3,686	(a)
Aurizon Holdings Ltd.	1,979	5,200	(a)
Canadian National Railway Co.	394	21,361
Canadian Pacific Railway Ltd.	98	11,780
ComfortDelGro Corp. Ltd.	5,000	10,007	(a)
DSV A/S	292	11,356	(a)
East Japan Railway Co.	100	9,210	(a)
MTR Corp. Ltd.	2,000	9,113	(a)

Total Road & Rail		81,713

Trading Companies & Distributors - 0.8%
AerCap Holdings NV	295	9,060	*
Brenntag AG	46	2,254	(a)
Bunzl PLC	112	2,997	(a)
ITOCHU Corp.	300	3,547	(a)
Marubeni Corp.	500	2,407	(a)
Mitsubishi Corp.	200	3,202	(a)
Mitsui & Co., Ltd.	300	3,405	(a)
Noble Group Ltd.	11,120	2,408	(a)
Sumitomo Corp.	295	2,942	(a)
Wolseley PLC	50	2,474	(a)

Total Trading Companies & Distributors		34,696

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Transportation Infrastructure - 1.0%
Abertis Infraestructuras SA	449	$6,719	(a)
Aena SA	54	6,023	*(a)
Atlantia SpA	419	10,947	(a)
Hutchison Port Holdings Trust, Class U Shares	13,089	6,270	(a)
Sydney Airport	1,021	4,783	(a)
Transurban Group	1,802	13,808	(a)

Total Transportation Infrastructure		48,550

TOTAL INDUSTRIALS		565,998

INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 1.7%
Alcatel-Lucent SA	1,511	5,980	*(a)
Nokia OYJ	4,504	32,304	(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	4,959	43,725	(a)

Total Communications Equipment		82,009

Electronic Equipment, Instruments & Components - 0.9%
Alps Electric Co., Ltd.	100	1,975	(a)
Hexagon AB, Class B Shares	424	14,070	(a)
Hitachi Ltd.	1,000	4,936	(a)
Ingenico Group SA	30	3,545	(a)
Kyocera Corp.	100	4,020	(a)
Murata Manufacturing Co., Ltd.	100	11,556	(a)
Omron Corp.	98	2,562	(a)

Total Electronic Equipment, Instruments & Components		42,664

Internet Software & Services - 0.2%
Auto Trader Group PLC	1,286	7,202	(a)
United Internet AG, Registered Shares	45	2,332	(a)
Yahoo Japan Corp.	600	2,298	(a)

Total Internet Software & Services		11,832

IT Services - 1.4%
Amadeus IT Holding SA, Class A Shares	687	28,211	(a)
Atos SE	53	4,211	(a)
Cap Gemini SA	90	8,221	(a)
CGI Group Inc., Class A Shares	295	12,643	*
Fujitsu Ltd.	1,000	4,171	(a)
Nomura Research Institute Ltd.	100	3,631	(a)
NTT Data Corp.	100	4,821	(a)

Total IT Services		65,909

Semiconductors & Semiconductor Equipment - 2.3%
ARM Holdings PLC	2,360	33,881	(a)
ASML Holding NV	368	33,816	(a)
Infineon Technologies AG	293	3,897	(a)
NXP Semiconductors NV	295	22,060	*
Rohm Co., Ltd.	98	4,460	(a)
STMicroelectronics NV	372	2,453	(a)
Tokyo Electron Ltd.	98	6,162	(a)

Total Semiconductors & Semiconductor Equipment		106,729

Software - 1.2%
Dassault Systemes SA	69	5,348	(a)
Gemalto NV	91	5,488	(a)
Open Text Corp.	197	9,639
Sage Group PLC	1,892	16,818	(a)
SAP SE	240	19,041	(a)

Total Software		56,334

Technology Hardware, Storage & Peripherals - 0.5%
BlackBerry Ltd.	787	5,612	*
Canon Inc.	300	8,384	(a)
FUJIFILM Holdings Corp.	100	3,860	(a)
NEC Corp.	1,000	2,640	(a)
Ricoh Co., Ltd.	295	2,846	(a)

Total Technology Hardware, Storage & Peripherals		23,342

TOTAL INFORMATION TECHNOLOGY		388,819

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
MATERIALS - 8.7%
Chemicals - 4.3%
Agrium Inc.	98	$8,557
Air Liquide SA	169	17,493	(a)
Akzo Nobel NV	220	14,122	(a)
Arkema SA	41	2,565	(a)
Asahi Kasei Corp.	1,000	6,472	(a)
BASF SE	150	9,941	(a)
Croda International PLC	55	2,245	(a)
Daicel Corp.	200	2,936	(a)
Givaudan SA, Registered Shares	3	5,606	*(a)
Incitec Pivot Ltd.	889	1,969	(a)
Johnson Matthey PLC	66	2,338	(a)
JSR Corp.	200	2,902	(a)
Kansai Paint Co., Ltd.	200	2,790	(a)
Koninklijke DSM NV	169	8,235	(a)
Kuraray Co., Ltd.	200	2,413	(a)
Linde AG	31	4,188	(a)
Methanex Corp.	98	2,612
Mitsubishi Chemical Holdings Corp.	689	3,835	(a)
Mitsui Chemicals Inc.	1,000	4,361	(a)
Nippon Paint Holdings Co., Ltd.	100	1,907	(a)
Nitto Denko Corp.	100	5,749	(a)
OCI NV	101	1,837	*(a)
Orica Ltd.	224	2,282	(a)
Potash Corp. of Saskatchewan Inc.	394	6,424
Shin-Etsu Chemical Co., Ltd.	197	10,062	(a)
Sika AG	1	3,580	(a)
Solvay SA	179	14,823	(a)
Sumitomo Chemical Co., Ltd.	984	4,985	(a)
Symrise AG	37	2,387	(a)
Syngenta AG, Registered Shares	28	10,308	(a)
Teijin Ltd.	984	3,598	(a)
Toray Industries Inc.	984	8,412	(a)
Umicore	235	8,683	(a)
Yara International ASA	329	12,521	(a)

Total Chemicals		203,138

Construction Materials - 1.5%
CRH PLC	2,157	57,554	(a)
HeidelbergCement AG	31	2,275	(a)
James Hardie Industries PLC	204	2,327	(a)
LafargeHolcim Ltd., Registered Shares	141	5,983	(a)
Taiheiyo Cement Corp.	984	2,836	(a)

Total Construction Materials		70,975

Containers & Packaging - 0.2%
Amcor Ltd.	431	4,088	(a)
Rexam PLC	278	2,381	(a)
Toyo Seikan Group Holdings Ltd.	98	1,773	(a)

Total Containers & Packaging		8,242

Metals & Mining - 2.1%
Agnico-Eagle Mines Ltd.	98	2,904
Anglo American PLC	560	2,239	(a)
ArcelorMittal	597	2,305	(a)
Barrick Gold Corp.	492	4,892
BHP Billiton Ltd.	1,203	13,208	(a)
BHP Billiton PLC	653	6,359	(a)
Franco-Nevada Corp.	98	4,339

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Glencore Xstrata PLC	3,716	$4,808	*(a)
Goldcorp Inc.	394	4,489
Hitachi Metals Ltd.	200	2,258	(a)
JFE Holdings Inc.	300	4,057	(a)
Kobe Steel Ltd.	2,000	1,939	(a)
Mitsubishi Materials Corp.	1,000	3,082	(a)
Newcrest Mining Ltd.	305	2,815	*(a)
Nippon Steel Corp.	400	7,152	(a)
Norsk Hydro ASA	2,612	8,774	(a)
Randgold Resources Ltd.	40	2,833	(a)
Rio Tinto Ltd.	161	4,519	(a)
Rio Tinto PLC	381	9,371	(a)
Silver Wheaton Corp.	197	2,322
South32 Ltd.	3,264	2,282	*(a)
ThyssenKrupp AG	127	1,957	(a)

Total Metals & Mining		98,904

Paper & Forest Products - 0.6%
Mondi PLC	126	2,056	(a)
OJI Paper Co., Ltd.	1,000	4,063	(a)
Stora Enso OYJ, Class R Shares	1,011	8,232	(a)
UPM-Kymmene OYJ	956	15,556	(a)

Total Paper & Forest Products		29,907

TOTAL MATERIALS		411,166

TELECOMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 8.3%
BCE Inc.	295	11,883
BT Group PLC	1,807	12,569	(a)
Deutsche Telekom AG, Registered Shares	1,723	29,910	(a)
Iliad SA	25	6,272	(a)
Inmarsat PLC	152	2,394	(a)
Koninklijke KPN NV	8,994	34,869	(a)
Nippon Telegraph & Telephone Corp.	600	25,524	(a)
Orange SA	1,683	30,146	(a)
Singapore Telecommunications Ltd.	15,352	38,173	(a)
Swisscom AG, Registered Shares	69	34,313	(a)
Telecom Italia SpA	18,547	20,602	*(a)
Telecom Italia SpA, Savings Shares	9,801	8,833	(a)
Telefonica Deutschland Holding AG	464	2,292	(a)
Telefonica SA	2,737	29,063	(a)
Telenor ASA	1,928	31,372	(a)
TeliaSonera AB	4,331	20,404	(a)
Telstra Corp. Ltd.	10,000	40,168	(a)
TELUS Corp.	394	10,960
TPG Telecom Ltd.	696	4,999	(a)

Total Diversified Telecommunication Services		394,746

Wireless Telecommunication Services - 3.3%
KDDI Corp.	1,500	37,924	(a)
Millicom International Cellular SA, SDR	108	4,757	(a)
NTT DoCoMo Inc.	1,200	26,769	(a)
Rogers Communications Inc., Class B Shares	689	23,593
SoftBank Group Corp.	787	34,828	(a)
StarHub Ltd.	1,181	2,817	(a)
Tele2 AB, Class B Shares	582	4,822	(a)
Vodafone Group PLC	5,754	18,406	(a)

Total Wireless Telecommunication Services		153,916

TOTAL TELECOMMUNICATION SERVICES		548,662

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
UTILITIES - 10.2%
Electric Utilities - 5.2%
AusNet Services	4,027	$4,205	(a)
Cheung Kong Infrastructure Holdings Ltd.	2,000	18,836	(a)
Chubu Electric Power Co. Inc.	800	10,248	(a)
Chugoku Electric Power Co. Inc.	400	5,334	(a)
CLP Holdings Ltd.	5,000	41,815	(a)
Electricite de France SA	205	2,696	(a)
Endesa SA	155	2,990	(a)
Enel SpA	4,417	18,074	(a)
Fortis Inc.	984	28,595
HK Electric Investments and HK Electric Investments Ltd.	7,000	5,466	(a)
Hokuriku Electric Power Co.	300	4,239	(a)
Iberdrola SA	2,458	17,318	(a)
Kansai Electric Power Co. Inc.	900	9,784	*(a)
Kyushu Electric Power Co. Inc.	500	5,371	*(a)
Power Assets Holdings Ltd.	3,500	32,035	(a)
Red Electrica Corporacion SA	52	4,200	(a)
Scottish & Southern Energy PLC	365	7,584	(a)
Shikoku Electric Power Co. Inc.	295	4,279	(a)
Terna-Rete Elettrica Nazionale SpA	899	4,811	(a)
Tohoku Electric Power Co. Inc.	590	7,367	(a)
Tokyo Electric Power Co. Inc.	1,673	8,394	*(a)

Total Electric Utilities		243,641

Gas Utilities - 1.8%
APA Group	2,408	14,577	(a)
Enagas SA	111	3,235	(a)
Gas Natural SDG SA	175	3,446	(a)
Hong Kong & China Gas Co. Ltd.	18,000	31,541	(a)
Osaka Gas Co., Ltd.	1,968	7,462	(a)
Snam SpA	1,269	7,110	(a)
Toho Gas Co., Ltd.	984	6,455	(a)
Tokyo Gas Co., Ltd.	2,952	13,572	(a)

Total Gas Utilities		87,398

Independent Power and Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	197	6,646	(a)
Enel Green Power SpA	1,263	2,473	(a)

Total Independent Power and Renewable Electricity Producers		9,119

Multi-Utilities - 2.9%
AGL Energy Ltd.	1,445	19,162	(a)
ATCO Ltd., Class I Shares	295	8,177
Canadian Utilities Ltd., Class A Shares	492	12,689
Centrica PLC	1,718	5,044	(a)
DUET Group	4,957	8,142	(a)
E.ON SE	2,679	27,349	(a)
Engie SA	1,076	17,290	(a)
National Grid PLC	1,104	15,560	(a)
RWE AG	664	9,255	(a)
Suez Environnement Co.	230	4,267	(a)
Veolia Environnement SA	333	8,029	(a)

Total Multi-Utilities		134,964

Water Utilities - 0.1%
Severn Trent PLC	106	3,320	(a)
United Utilities Group PLC	263	3,599	(a)

Total Water Utilities		6,919

TOTAL UTILITIES		482,041

TOTAL COMMON STOCKS (Cost - $4,972,846)		4,708,110

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG		21	$2,437	(a)

CONSUMER STAPLES - 0.2%
Household Products - 0.2%
Henkel AG & Co. KGaA		99	10,507	(a)

TOTAL PREFERRED STOCKS (Cost - $14,187)			12,944

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,987,033)			4,721,054

	RATE
SHORT-TERM INVESTMENTS - 0.0%
SSgA US Government Money Market Fund, Class N (Cost - $33)	0.000%	33	33

TOTAL INVESTMENTS - 100.0% (Cost - $4,987,066#)			4,721,087
Other Assets in Excess of Liabilities - 0.0%			2,152

TOTAL NET ASSETS - 100.0%			$4,723,239

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$33,661	$421,346	—	$455,007
Consumer staples	50,749	413,397	—	464,146
Energy	32,547	244,226	—	276,773
Financials	36,716	595,263	—	631,979
Health care	63,446	420,073	—	483,519
Industrials	47,060	518,938	—	565,998
Information technology	49,954	338,865	—	388,819
Materials	36,539	374,627	—	411,166
Telecommunication services	46,436	502,226	—	548,662
Utilities	49,461	432,580	—	482,041
Preferred stocks	—	12,944	—	12,944

Total long-term investments	$446,569	$4,274,485	—	$4,721,054

Short-term investments†	33	—	—	33

Total investments	$446,602	$4,274,485	—	$4,721,087

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $4,274,485 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,480
Gross unrealized depreciation	(302,459)

Net unrealized depreciation	$(265,979)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2016